LEASES (Details 2) - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Leases.
Operating lease expense	$ 177,777	$ 169,029
Short-term lease expense	8,400	3,250
Total lease expense	$ 186,177	$ 172,279